ACQUISITION OF BUSINESS (Details)	1 Months Ended
Oct. 16, 2018 USD ($)
Consideration
Common shares issued	$ 3,458,203
Net assets acquired
Goodwill	3,440,403
Total net assets acquired	3,458,203
Impairment provision for the year	(3,458,203)
Noncompete Agreements [Member]
Net assets acquired
Intangible assets	0
Customer base [Member]
Net assets acquired
Intangible assets	0
Trade Names [Member]
Net assets acquired
Intangible assets	6,600
IP / Technology/ Patents [Member]
Net assets acquired
Intangible assets	$ 11,200